Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2011
Registrant Name	dei_EntityRegistrantName	TOUCHSTONE STRATEGIC TRUST
Central Index Key	dei_EntityCentralIndexKey	0000711080
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jul. 29, 2011
Growth Opportunities Fund (Prospectus Summary) | Growth Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TGVFX
Growth Opportunities Fund (Prospectus Summary) | Growth Opportunities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TGVCX
Large Cap Growth Fund (Prospectus Summary) | Large Cap Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TEQAX
Large Cap Growth Fund (Prospectus Summary) | Large Cap Growth Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TEQBX
Large Cap Growth Fund (Prospectus Summary) | Large Cap Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TEQCX
Mid Cap Growth Fund (Prospectus Summary) | Mid Cap Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TEGAX
Mid Cap Growth Fund (Prospectus Summary) | Mid Cap Growth Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TBEGX
Mid Cap Growth Fund (Prospectus Summary) | Mid Cap Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TOECX